Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Domestic Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.75%		5.71%
Rate of compensation increase	3.00%		3.50%
Change in benefit obligation
Benefit obligation at beginning of period	$ (3,139)	[1]	$ (2,835)	[1]
Service cost	(64)	[1]	(90)	[1]	(96)
Interest cost	(174)	[1]	(171)	[1]	(160)
Amendments			26	[1]
Actuarial gain (loss)	(397)	[1]	(224)	[1]
Curtailments	(5)	[1]
Benefits paid	140	[1]	155	[1]
Benefit obligation at end of period	(3,639)	[1]	(3,139)	[1]	(2,835)	[1]
Change in fair value of plan assets
Fair value at beginning of period	3,628		3,331
Actual return on plan assets	26		427
Employer contributions	15		25
Benefit payments	(140)	[1]	(155)	[1]
Fair value at end of period	3,529		3,628		3,331
Funded status at end of period	(110)		489
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	2,126		1,582
Prior service cost (credit)	(78)		(94)
Total (before tax effects)	2,048		1,488
Foreign Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.97%		5.29%
Rate of compensation increase	3.57%		4.47%
Change in benefit obligation
Benefit obligation at beginning of period	(626)	[1]	(555)	[1]
Service cost	(33)	[1]	(28)	[1]	(20)
Interest cost	(36)	[1]	(30)	[1]	(24)
Employee contributions	(1)	[1]	(1)	[1]
Amendments			(3)	[1]
Actuarial gain (loss)	(5)	[1]	(28)	[1]
(Acquisitions) divestitures			(11)	[1]
Benefits paid	12	[1]	10	[1]
Foreign exchange adjustment	5	[1]	20	[1]
Benefit obligation at end of period	(684)	[1]	(626)	[1]	(555)	[1]
Change in fair value of plan assets
Fair value at beginning of period	611		540
Actual return on plan assets	30		70
Employer contributions	56		21
Employee contributions	1	[1]	1	[1]
Acquisitions (divestitures)			10
Benefit payments	(12)	[1]	(10)	[1]
Foreign exchange adjustment	(5)		(21)
Fair value at end of period	681		611		540
Funded status at end of period	(3)		(15)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	188		177
Prior service cost (credit)	3		3
Total (before tax effects)	191		180
Domestic Healthcare Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.75%		5.71%
Rate of compensation increase	3.00%		3.50%
Change in benefit obligation
Benefit obligation at beginning of period	(232)	[1]	(242)	[1]
Service cost	(2)	[1]	(2)	[1]	(2)
Interest cost	(13)	[1]	(14)	[1]	(16)
Actuarial gain (loss)	(67)	[1]	5	[1]
Benefits paid	26	[1]	21	[1]
Benefit obligation at end of period	(288)	[1]	(232)	[1]	(242)	[1]
Change in fair value of plan assets
Fair value at beginning of period	71		66
Actual return on plan assets	2		5
Employer contributions	26		21
Benefit payments	(26)	[1]	(21)	[1]
Fair value at end of period	73		71		66
Funded status at end of period	(215)		(161)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	124		56
Prior service cost (credit)	(3)		(4)
Net initial obligation (asset)	3		8
Total (before tax effects)	124		60
Foreign Healthcare Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.00%		5.40%
Change in benefit obligation
Benefit obligation at beginning of period	(3)	[1]
Actuarial gain (loss)	(1)	[1]
Benefit obligation at end of period	(4)	[1]			(3)	[1]
Change in fair value of plan assets
Funded status at end of period	(4)		(3)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	(2)		(4)
Total (before tax effects)	$ (2)		$ (4)

[1]	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.